FAIR VALUE - Changes in the fair market value of the warrants (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in the fair market value of the warrants
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Level 3 | Warrants
Changes in the fair market value of the warrants
Fair value of Level 3 liabilities as of December 1, 2023	$ 13,131,691	$ 5,972,252	$ 2,600,000
Change in fair value	(4,566,773)	3,092,051	(3,633,241)
June 30, 2024, fair value of Level 3 liabilities	$ 11,929,242	13,131,691	5,972,252
Level 3 | September 2023 Warrants
Changes in the fair market value of the warrants
Issuance of Warrants		4,800,000
Level 3 | 2022 Common Warrants
Changes in the fair market value of the warrants
Issuance of Warrants			$ 7,005,493
Exercise of 2022 Common Warrants		$ (732,612)